Virtus Seix Corporate Bond Fund and Virtus Zevenbergen Innovative Growth Stock Fund, each, a series of Virtus Asset Trust

Supplement dated October 21, 2020 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), each, dated October 19, 2020, as supplemented

Important Notice

The supplement filed on October 19, 2020 is hereby rescinded.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VAT 8022 SeixCorpBond-ZevenbergenR6Available (10/2020)